Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Exchange Fund
Entity Central Index Key	0000005100
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Invesco Exchange Fund
Shareholder Report [Line Items]
Fund Name	Invesco Exchange Fund
Class Name	Invesco Exchange Fund
Trading Symbol	ACEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Exchange Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Exchange Fund	$33	0.68%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68% [1]
Net Assets	$ 22,780,000
Holdings Count | Holding	32
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 22.78M
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net
assets
)
Air Products and Chemicals, Inc.	15.68%
McCormick & Co., Inc.	14.52%
Hess Corp.	9.57%
Merck & Co., Inc.	8.22%
Intel Corp.	7.96%
International Flavors & Fragrances, Inc.	6.35%
Exxon Mobil Corp.	5.38%
Johnson & Johnson	5.32%
Honeywell International, Inc.	3.59%
International Business Machines Corp.	3.49%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net
assets
)
Air Products and Chemicals, Inc.	15.68%
McCormick & Co., Inc.	14.52%
Hess Corp.	9.57%
Merck & Co., Inc.	8.22%
Intel Corp.	7.96%
International Flavors & Fragrances, Inc.	6.35%
Exxon Mobil Corp.	5.38%
Johnson & Johnson	5.32%
Honeywell International, Inc.	3.59%
International Business Machines Corp.	3.49%

[1]	Annualized.